Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss [Abstract]
Depreciation of owned fixed assets	£ 1,432	£ 603	£ 370
Depreciation charge for the right-of-use assets	848	439	185
Amortisation of intangible assets	1,903	23	19
Share-based payment charge	10,466	2,074	711
Acquisition related costs from business combinations	1,197	0	0
IPO-related costs included within G&A expenses	3,937	0	0
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	637	198	33
Other audit services provided by the Group's auditors	£ 1,164	£ 3	£ 0